Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
The Bank provided a noncontributory defined benefit retirement accumulation plan (cash balance plan) covering substantially all employees.  Under the plan, retirement benefits are primarily a function of the employee’s years of service and level of compensation.  As of June 15, 2004, the Bank adopted a plan amendment to freeze the plan benefits for plan participants, and as of August 15, 2014 the Bank terminated the plan. As of December 31, 2014, all plan assets had been distributed to participants. State Bank of Chittenango participated in the New York State Bankers Retirement System (the System) plan which was a noncontributory defined benefit plan covering substantially all employees.  Under the plan, retirement benefits were primarily a function of the employee’s years of service and level of compensation.  The plan was frozen as of May 31, 2002.  State Bank of Chittenango uses a December 31 measurement date for its pension plan.

Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$4,225,480	$4,348,105	$2,457,868	$2,624,798
Service cost	—	—	20,361	22,335
Interest cost	190,878	168,421	101,904	96,191
Actuarial gain	483,798	100,950	420,767	(60,747)
Benefits paid	(533,820)	(391,996)	(221,698)	(224,709)
Plan settlements paid	(4,366,336)	—	—	—
Benefit obligation at end of year	$—	$4,225,480	$2,779,202	$2,457,868
Change in plan assets, at fair value:
Beginning plan assets	$4,375,556	$3,955,438	$2,183,032	$1,976,719
Actual return	357,144	612,114	176,862	315,691
Benefits paid	(533,820)	(391,996)	(225,922)	(224,558)
Plan settlements paid	(4,366,336)	—	—	—
Employer contributions	167,456	200,000	—	115,180
Ending plan assets	$—	$4,375,556	$2,133,972	$2,183,032
Funded status at year end (plan assets less benefit obligation)	$—	$150,076	$(645,230)	$(274,836)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2014	2013	2014	2013
Net actuarial loss (gain)	$—	$1,707,779	$1,208,402	$885,747
Prior service cost (credit)	—	—	—	—
	$—	$1,707,779	$1,208,402	$885,747

The accumulated benefit obligation for the Oneida Savings Bank pension plan was $0 and $4,225,480 at year-end 2014 and 2013, respectively.  The accumulated benefit obligation for the State Bank of Chittenango pension plan was $2,779,202 and $2,457,868 at year-end 2014 and 2013, respectively.

The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2014	2013	2012	2014	2013	2012
Service cost benefits earned during the period	$—	$—	$—	$20,361	$22,335	$26,335
Interest cost on projected benefit obligation	190,878	168,421	168,082	101,904	96,191	105,807
Expected return on plan assets	(150,829)	(289,458)	(264,680)	(134,057)	(120,698)	(127,794)
Net amortization and deferral	281,175	238,847	140,739	59,531	81,782	79,058
Loss due to plan settlement	1,707,779	—	—	—	—	—
Net periodic pension cost	2,029,003	117,810	44,141	47,739	79,610	83,406
Net loss (gain)	281,175	(221,706)	(148,815)	382,186	(255,891)	34,553
Prior service cost (credit)	—	—	—	—	—	—
Amortization of loss	(281,175)	(238,847)	(140,739)	(59,531)	(81,782)	(79,058)
Loss due to plan settlement	(1,707,779)	—	—	—	—	—
Total recognized in other comprehensive income	(1,707,779)	(460,553)	(289,554)	322,655	(337,673)	(44,505)
Total recognized in net periodic cost and other comprehensive income	$321,224	$(342,743)	$(245,413)	$370,394	$(258,063)	$38,901

 The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $370,394.

	Oneida Savings Bank		State Bank of Chittenango
Assumptions	2013	2012	2014	2013	2012

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.04%	3.97%	3.60%	4.36%	3.84%

Weighted-average assumptions used to determine net cost
Discount rate	3.97%	4.98%	4.36%	3.84%	4.27%
Expected return on plan assets	7.50%	7.50%	6.50%	6.50%	7.00%

Oneida Savings Bank Plan Termination

During 2014, the Company terminated the cash balance plan of the Oneida Savings Bank. At plan termination, the plan had $4.2 million in plan assets used to satisfy $4.3 million in plan obligations. As a result of the termination of the plan, $1.7 million in other comprehensive loss was recognized in the income statement in non-interest expense. All assets were distributed by December 31, 2014.

The fair value of plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$223,745	$223,745	$—	$—
Equities
Common stock	2,558,970	2,558,970	—	—
Real estate investment trust	47,516	47,516	—	—
Fixed income securities
Government issues (US Treasuries)	288,398	—	288,398	—
FHLMC	370,769	—	370,769	—
FNMA	119,050	—	119,050	—
Exchange traded funds	767,108	767,108	—	—
Total	$4,375,556	$3,597,339	$778,217	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2014 and 2013.

State Bank of Chittenango Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocations for System assets are shown in the table below.  Cash equivalents consist primarily of government issues (maturing in less than three months) and short term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock, commingled pension trust funds, exchange traded funds and real estate investment trusts. Fixed income securities include corporate bonds, government issues, credit card receivables, mortgage-backed securities, municipals, commingled pension trust funds and other asset backed securities.

The weighted average expected long-term rate of return is estimated based on current trends in the System’s assets as well as projected future rates of return on those assets and reasonable actuarial assumptions based on the guidance provided by ASOP No. 27 “Selection of Economic Assumptions for Measuring Pension Obligations” for long term inflation, and the real and nominal rate of investment return for a specific mix of asset classes.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

Other financial instruments	Comparison of the specific investment’s risk to that of fixed income and equity instruments and using judgment

The long term rate of return considers historical returns.  Adjustments were made to historical returns in order to reflect expectations of future returns.  These adjustments were due to factor forecasts by economists and long-term U.S. Treasury yields to forecast long-term inflation.  In addition, forecasts by economists and others for long-term GDP growth were factored into the development of assumptions for earnings growth and per capita income.

Effective February 2012, the System revised its investment guidelines.  The System currently prohibits its investment managers from purchasing any security greater than 5% of the portfolio at the time of purchase or greater than 8% at market value in any one issuer.  Effective June 25, 2013, the issuer of any security purchased must be located in a country in the MSCI (Morgan Stanley Capital International) World Index. In addition the following are prohibited:  (1) equity security short sales, unregistered securities and margin purchases; (2) mortgage backed derivatives that have an inverse floating rate coupon or that are interest only securities, any asset backed security that is not issued by the U.S. Government or its agencies or its instrumentalities, generally securities of less than Baa2/BBB quality may not be purchased, securities of less than A-quality may not in the aggregate exceed 13% of the investment manager’s portfolio, and commercial mortgage-backed and asset backed securities shall not exceed 10% of the portfolio at the time of purchase; and (3) other financial instruments such as unhedged currency exposure in countries not defined as “high income economies” by the World Bank.  All other investments not prohibited by the System are permitted.  At December 31, 2014 and 2013, the System held certain investments which are no longer deemed acceptable to acquire. These positions will be liquidated when the investment managers deem that such liquidation is in the best interest of the System.

The Company’s pension plan asset allocation at year-end 2014 and 2013, target allocation for 2015 and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31,		Weighted- Average Expected Long Term Rate
Asset Category	2015	2014	2013	of Return

Cash equivalents	0 - 20%	9%	5%	0.4%
Equity securities	40 - 60%	48%	51%	4.1%
Fixed income securities	40 - 60%	43%	44%	2.0%
Other financial instruments	0 - 5%	—%	—%	—%
Total		100%	100%	6.5%

The following table represents the System's fair value hierarchy for its financial assets (investments), as defined previously, measured at fair value on a recurring basis as of December 31, 2014:

		Fair Value Measurements at December 31, 2014 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$881	$881	$—	$—
Government issues	7,022	—	7,022	—
Short term investment funds	178,636	—	178,636	—
Equities
Common stock	415,926	415,926	—	—
Depository receipts	5,213	5,213	—	—
Commingled pension trust funds	304,980	—	304,980	—
Exchange Traded funds	298,506	298,506	—	—
Preferred stock	3,952	3,952	—	—
Fixed income securities
Auto loan receivables	9,332	—	9,332	—
Collateralized mortgage obligations	19,249	—	19,249	—
Commingled pension trust funds	595,230	—	595,230	—
Corporate bonds	83,877	—	83,877	—
Federal Home Loan Mortgage Corp.	2,059	—	2,059	—
Federal National Mortgage Assoc.	55,083	—	55,083	—
Government National Mortgage Assoc. II	3,470	—	3,470	—
Government issues	145,092	—	145,092	—
Other asset backed securities	4,536	—	4,536	—
Other securities	928	—	928	—
Total	$2,133,972	$724,478	$1,409,494	$—

At December 31, 2014, the portfolio was managed by two investment firms.  In addition, approximately $9.4 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 57%, 39% and 4%.

At December 31, 2014, there was a 13% and 9% of portfolio concentration in two commingled pension trust funds. In addition there was an 8% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

The fair value of plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,112	$3,112	$—	$—
Government issues	31,653	—	31,653	—
Short term investment funds	84,371	—	84,371	—
Equities
Common stock	1,083,768	1,083,768	—	—
Depository receipts	13,691	10,433	3,258	—
Preferred stock	5,107	5,107	—	—
Real estate investment trust	3,185	3,185	—	—
Fixed income securities
Auto loan receivable	7,853	—	7,853	—
Collateralized mortgage obligations	239,223	—	239,223	—
Corporate bonds	257,133	—	257,133	—
Federal Home Loan Mortgage Corp.	29,826	—	29,826	—
Federal National Mortgage Assoc.	102,845	—	102,845	—
Government National Mortgage Assoc. I	7,258	—	7,258	—
Government National Mortgage Assoc. II	3,248	—	3,248	—
Government issues	303,595	—	303,595	—
Municipals	7,164	—	7,164	—
Total	$2,183,032	$1,105,605	$1,077,427	$—

At December 31, 2013, the portfolio was managed by two investment firms. In addition, approximately $2.6 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 58%, 41% and 1%.

At December 31, 2013, there was a 5% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2014 and 2013.

The Company expects to contribute $0 to the Plans for the year ending December 31, 2015.

The following benefit payments are expected to be paid:

State Bank
Fiscal year ending December 31:	of Chittenango
2015	$194,122
2016	188,664
2017	183,349
2018	177,537
2019	171,620
Years 2020- 2024	811,096

In addition to the retirement plan, the Company sponsors a 401(k) savings plan which enables employees who meet the plan’s eligibility requirements to defer income on a pre-tax basis.

Employees may elect to contribute a portion of their compensation, with the Company matching the contribution up to 5% of compensation.  Employer contributions associated with the plan amounted to $861,513, $770,494 and $724,273 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Bank provides The Oneida Savings Bank Employee Stock Ownership Plan (“ESOP”) with all employees meeting the age and service requirements eligible to participate in the Plan.  Employees are eligible for the Plan if they are twenty-one years of age and have one year of service with at least 1000 hours.  The ESOP purchased 157,000 shares of common stock as part of the second step conversion in July 2010 which was funded by a loan from the Company payable in ten equal installments over 10 years bearing a variable interest rate of prime at the beginning of the year which was 3.25% for 2014 and 2013.  Loan payments are to be funded by cash contributions from the Bank.  The loan can be prepaid without penalty.  Shares purchased by the ESOP are maintained in a suspense account and held for allocation among the participants.  As loan payments are made, shares are committed to be released and subsequently allocated to employee accounts at each calendar year end. The loan was paid in full during 2014 and all unallocated shares have been allocated. Compensation expense is recognized related to the shares committed to be released based on the average market price during the period.  Cash dividends received on unallocated shares are used to pay debt service.  For the purpose of computing earnings per share, unallocated ESOP shares are not considered outstanding.  Contributions to the ESOP related to the loan payments during 2014, 2013 and 2012 were $140,936, $202,031 and $235,835, respectively. Expense recorded for 2014, 2013 and 2012 was $231,500, $350,079 and $350,113, respectively. In 2014, the Company also made a discretionary contribution to the plan and recorded additional compensation expense of $118,500 for the plan to purchase additional shares to allocate to participants.

Shares held by the ESOP were as follows:

	2014	2013

Allocated to participants	462,812	444,789
Unearned	—	18,023
Total ESOP shares	462,812	462,812

Fair value of unearned shares	$—	$228,351